Note 23 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity securities	$ 14,509	$ 11,994
Business Combination, Deferred Consideration	23,356	3,788
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	8,533	$ 36,695	$ 44,712
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities	15,606
Debt securities	18,705
Mortgage derivative assets	0
Mortgage warehouse receivables	0
Interest rate swap assets	0
Deferred Purchase Price on AR Facility	0
Total assets	34,311
Mortgage derivative liabilities	0
Interest rate swap liabilities	0
Business Combination, Deferred Consideration	0
Business Combination, Contingent Consideration, Liability	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities	1
Debt securities	21,671
Mortgage derivative assets	0
Mortgage warehouse receivables	140,095
Interest rate swap assets	2,203
Deferred Purchase Price on AR Facility	0
Total assets	163,970
Mortgage derivative liabilities	0
Interest rate swap liabilities	3,613
Business Combination, Deferred Consideration	23,356
Business Combination, Contingent Consideration, Liability	0
Total liabilities	26,969
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Equity securities	0
Debt securities	0
Mortgage derivative assets	6,928
Mortgage warehouse receivables	0
Interest rate swap assets	0
Deferred Purchase Price on AR Facility	121,980
Total assets	128,908
Mortgage derivative liabilities	1,453
Interest rate swap liabilities	0
Business Combination, Deferred Consideration	0
Business Combination, Contingent Consideration, Liability	8,533
Total liabilities	$ 9,986